Share-based payments - Range of exercise price (Details)	12 Months Ended
	Dec. 31, 2019 EquityInstruments € / shares	Dec. 31, 2018 EquityInstruments € / shares	Dec. 31, 2017 EquityInstruments € / shares	Nov. 30, 2019 € / shares	Jun. 30, 2019 € / shares	Jun. 30, 2018 € / shares	Jun. 30, 2017 € / shares	Dec. 31, 2016 EquityInstruments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	€ 135.75	€ 86.32	€ 21.17	€ 113.49	€ 113.49	€ 80.82	€ 18.41
Number of share options outstanding in share-based payment arrangement | EquityInstruments	4,358,069	3,536,651	2,862,216					2,293,636
Weighted average remaining contractual life	7 years 3 months 7 days	7 years 9 months 26 days	8 years 11 days
2.44-3.95
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement | EquityInstruments	327,913
Weighted average remaining contractual life	3 years 11 months 12 days
7.17-9.47
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement | EquityInstruments	520,899
Weighted average remaining contractual life	5 years 3 months 26 days
10.34-14.13
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement | EquityInstruments	565,537
Weighted average remaining contractual life	6 years 7 months 2 days
18.41-21.17
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement | EquityInstruments	674,411
Weighted average remaining contractual life	7 years 10 months 17 days
80.82-86.32
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement | EquityInstruments	936,174
Weighted average remaining contractual life	6 years 5 months 5 days
113.49-135.75
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement | EquityInstruments	1,333,135
Weighted average remaining contractual life	9 years 4 months 28 days
Minimum | 2.44-3.95
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	€ 2.44
Minimum | 7.17-9.47
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	7.17
Minimum | 10.34-14.13
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	10.34
Minimum | 18.41-21.17
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	18.41
Minimum | 80.82-86.32
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	80.82
Minimum | 113.49-135.75
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	113.49
Maximum | 2.44-3.95
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	3.95
Maximum | 7.17-9.47
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	9.47
Maximum | 10.34-14.13
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	14.13
Maximum | 18.41-21.17
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	21.17
Maximum | 80.82-86.32
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	86.32
Maximum | 113.49-135.75
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	€ 135.75